Pay vs Performance Disclosure - USD ($)		4 Months Ended	12 Months Ended						56 Months Ended
		Dec. 29, 2024	Dec. 29, 2024		Dec. 31, 2023	Dec. 25, 2022	Dec. 26, 2021	Dec. 27, 2020	Sep. 02, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The following table summarizes compensation paid to our principal executive officer (“PEO”) as set forth in our Summary Compensation Table, compensation actually paid to our PEO, average compensation paid to our Non-PEO NEOs as set forth in our Summary Compensation Table, and average compensation actually paid to our Non-PEO NEOs, each as calculated in accordance with SEC rules, and certain Company and peer group performance measures for the periods indicated:

Fiscal Year	Summary Compensation Table Total for PEO (1)		Compensation Actually Paid to PEO (2)		Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100		Net (Loss) Income (dollars in millions)	Adjusted Diluted EPS (5)
							Total Shareholder Return	Peer Group Total Shareholder Return (4)
	1st PEO	2nd PEO	1st PEO	2nd PEO
2024	$3,965,019	$6,339,020	$3,676,625	$(2,087,085)	$1,523,663	$477,812	$64.15	$140.73	$(122.7)	$1.79
2023	—	6,825,003	—	8,305,815	1,689,279	2,116,313	139.94	105.29	254.4	2.78
2022	—	6,251,632	—	5,068,922	1,561,981	1,339,269	100.18	86.17	109.2	2.36
2021	—	7,518,278	—	11,384,346	2,200,145	2,598,640	97.64	107.49	222.9	2.45
2020	—	5,576,984	—	6,261,185	1,945,655	1,701,174	88.32	95.69	(158.8)	(0.69)
__________________
(1)Mr. Spanos (1st PEO) was appointed PEO effective September 3, 2024. Mr. Deno (2nd PEO) was the PEO from the beginning of 2020 through September 2, 2024.
(2)The charts below detail the additions to and deductions from the Summary Compensation Table Totals to calculate the Compensation Actually Paid amounts.
(3)The Non-PEO NEOs are comprised of: 2024 - Messrs. Healy, Berenstein, Graff, Meyer and Scarlett and Mses. Lefferts and Isaacs; 2023 - Messrs. Meyer, Scarlett and Patterson and Ms. Lefferts; 2022 - Messrs. Meyer, Scarlett and Murtha and Ms. Lefferts; 2021 - Messrs. Meyer, Scarlett, Murtha and Stutts and Ms. Lefferts; 2020 - Messrs. Meyer, Scarlett, Stutts and Herlihy and Ms. Lefferts.
(4)The peer group is made up of the same 25 companies in our peer group used for executive compensation benchmarking as described on page 54.
(5)Adjusted Diluted EPS was selected as the third metric to be included in the disclosure (as the Company-Selected Measure). A detailed Adjusted Diluted EPS reconciliation can be found within Appendix C. Adjusted Diluted EPS for the fiscal years 2023, 2022 and 2021 has been recast to remove the 5.1 million, 6.1 million and 10.0 million share benefit, respectively, of the convertible note hedge transactions which was previously included as a non-GAAP share adjustment.

The following table reconciles the PEO Summary Compensation Table total to Compensation Actually Paid for the periods indicated:

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (1)	Additions (Deductions) to Compensation Table Total (2)	Compensation Actually Paid
1st PEO
2024	$303,846	$158,846	$2,500,012	$1,002,315	$3,965,019	$(2,500,012)	$2,211,618	$3,676,625
2nd PEO
2024	$1,000,000	$420,000	$4,900,017	$19,003	$6,339,020	$(4,900,017)	$(3,526,088)	$(2,087,085)
2023	1,000,000	910,500	4,900,025	14,478	6,825,003	(4,900,025)	6,380,837	8,305,815
2022	984,615	897,969	4,350,033	19,015	6,251,632	(4,350,033)	3,167,323	5,068,922
2021	900,000	2,011,500	4,600,046	6,732	7,518,278	(4,600,046)	8,466,114	11,384,346
2020	695,597	1,271,700	3,600,036	9,651	5,576,984	(3,600,036)	4,284,237	6,261,185
__________________
(1)Represents the grant date fair value of equity-based awards granted each year.
(2)Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented (as set forth in Item 402(v)(2)). The equity component of compensation actually paid for fiscal year 2024 is further detailed in the supplemental table below.
The following table reconciles the Non-PEO NEOs Average Summary Compensation Table total to Average Compensation Actually Paid for the periods indicated:

Fiscal Year	Average Salary	Average Bonus and Non-Equity Incentive Compensation	Average Equity Compensation	Average All Other Compensation	Average Summary Compensation Table Total	Deductions from Summary Compensation Table Total (1)	(Deductions) Additions to Compensation Table Total (2)	Average Compensation Actually Paid
2024	$386,648	$70,830	$650,027	$416,158	$1,523,663	$(650,027)	$(395,824)	$477,812
2023	570,096	353,867	759,407	5,909	1,689,279	(759,407)	1,186,441	2,116,313
2022	550,000	338,580	667,219	6,182	1,561,981	(667,219)	444,507	1,339,269
2021	536,539	640,700	697,157	325,749	2,200,145	(697,157)	1,095,652	2,598,640
2020	410,300	360,564	865,989	308,802	1,945,655	(865,989)	621,508	1,701,174
__________________
(1)Represents the average grant date fair value of equity-based awards granted each year.
(2)Reflects the average value of equity calculated in accordance with the SEC methodology for determining average compensation actually paid for each period presented (as set forth in Item 402(v)(2)). The equity component of average compensation actually paid for fiscal year 2024 is further detailed in the supplemental table below.

The following table includes supplemental data for the additions and deductions resulting in the equity component of PEO Compensation Actually Paid for the periods indicated:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards at Fiscal Year End		(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at Fiscal Year End (1)		(Deductions) Additions for Change in Value of Prior Years’ Awards That Vested in Fiscal Year (1)		Equity Value Included in Compensation Actually Paid
	1st PEO	2nd PEO	1st PEO	2nd PEO	1st PEO	2nd PEO	1st PEO	2nd PEO
2024	$2,211,618	$1,324,934	$—	$(4,409,586)	$—	$(441,436)	$2,211,618	$(3,526,088)
2023	—	5,194,051	—	(329,870)	—	1,516,656	—	6,380,837
2022	—	3,910,236	—	(1,252,356)	—	509,443	—	3,167,323
2021	—	3,268,932	—	3,748,314	—	1,448,868	—	8,466,114
2020	—	3,298,873	—	1,895,458	—	(910,094)	—	4,284,237
__________________
(1)The valuation for PSUs granted in 2023 and 2024, and vesting in 2026 and 2027, decreased from 100% at the end of 2023 to 0% and 50%, respectively, at the end of 2024. The valuation for PSUs granted in 2022 and vesting in 2025 decreased from 100% at the end of fiscal year 2022 to 0% at the end of fiscal year 2023. The valuation for PSUs granted in 2020 and vesting in 2023 decreased from 200% at the end of fiscal year 2021 to 148% at the end of fiscal year 2022.

The following table includes supplemental data for the additions and deductions resulting in equity component of Non-PEO NEOs Average Compensation Actually Paid for the periods indicated:

Fiscal Year	Addition of Average Fair Value of Current Year Equity Awards at Fiscal Year End	(Deductions) Additions for Average Change in Value of Prior Years’ Awards Unvested at Fiscal Year End (1)	(Deductions) Additions for Average Change in Value of Prior Years’ Awards That Vested in Fiscal Year (1)	Fair Value At End of Prior Fiscal Year of Awards Granted in Prior Years That Failed to Meet Vesting Conditions in the Fiscal Year	Average Equity Value Included in Compensation Actually Paid
2024	$292,356	$(272,941)	$(66,203)	$(349,036)	$(395,824)
2023	821,094	(63,284)	428,631	—	1,186,441
2022	599,763	(278,452)	123,196	—	444,507
2021	422,722	364,276	308,654	—	1,095,652
2020	975,526	(57,273)	(296,745)	—	621,508
__________________
(1)The valuation for PSUs granted in 2023 and 2024, and vesting in 2026 and 2027, decreased from 100% at the end of 2023 to 0% and 50%, respectively, at the end of 2024. The valuation for PSUs granted in 2022 and vesting in 2025 decreased from 100% at the end of fiscal year 2022 to 0% at the end of fiscal year 2023. The valuation for PSUs granted in 2020 and vesting in 2023 decreased from 200% at the end of fiscal year 2021 to 148% at the end of fiscal year 2022.
Relationship between Compensation Paid and Performance Measures
			As shown in the charts as discussed further below, the relationship between the Compensation Actually Paid (“CAP”) to the PEO and the Average Compensation Actually Paid to the NEOs other than the PEO in fiscal 2020, 2021, 2022, 2023 and 2024 (collectively, “NEO Compensation Actually Paid”) to each of (1) Net income, (2) total shareholder return (“TSR”), and (3) Adjusted Diluted EPS demonstrates that such compensation fluctuates to the extent the Company is achieving its goals and increasing value for stockholders in line with the Company’s compensation philosophy and performance-based objectives.
Company Selected Measure Name			Adjusted Diluted EPS
Named Executive Officers, Footnote	Mr. Deno (2nd PEO) was the PEO from the beginning of 2020 through September 2, 2024.
(2)The charts below detail the additions to and deductions from the Summary Compensation Table Totals to calculate the Compensation Actually Paid amounts.
(3)The Non-PEO NEOs are comprised of: 2024 - Messrs. Healy, Berenstein, Graff, Meyer and Scarlett and Mses. Lefferts and Isaacs; 2023 - Messrs. Meyer, Scarlett and Patterson and Ms. Lefferts; 2022 - Messrs. Meyer, Scarlett and Murtha and Ms. Lefferts; 2021 - Messrs. Meyer, Scarlett, Murtha and Stutts and Ms. Lefferts; 2020 - Messrs. Meyer, Scarlett, Stutts and Herlihy and Ms. Lefferts.

Adjustment To PEO Compensation, Footnote
The following table reconciles the PEO Summary Compensation Table total to Compensation Actually Paid for the periods indicated:

Fiscal Year	Salary	Bonus and Non-Equity Incentive Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	Deductions from Summary Compensation Table Total (1)	Additions (Deductions) to Compensation Table Total (2)	Compensation Actually Paid
1st PEO
2024	$303,846	$158,846	$2,500,012	$1,002,315	$3,965,019	$(2,500,012)	$2,211,618	$3,676,625
2nd PEO
2024	$1,000,000	$420,000	$4,900,017	$19,003	$6,339,020	$(4,900,017)	$(3,526,088)	$(2,087,085)
2023	1,000,000	910,500	4,900,025	14,478	6,825,003	(4,900,025)	6,380,837	8,305,815
2022	984,615	897,969	4,350,033	19,015	6,251,632	(4,350,033)	3,167,323	5,068,922
2021	900,000	2,011,500	4,600,046	6,732	7,518,278	(4,600,046)	8,466,114	11,384,346
2020	695,597	1,271,700	3,600,036	9,651	5,576,984	(3,600,036)	4,284,237	6,261,185
__________________
(1)Represents the grant date fair value of equity-based awards granted each year.
(2)Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented (as set forth in Item 402(v)(2)). The equity component of compensation actually paid for fiscal year 2024 is further detailed in the supplemental table below.

Non-PEO NEO Average Total Compensation Amount	[1]		$ 1,523,663		$ 1,689,279	$ 1,561,981	$ 2,200,145	$ 1,945,655
Non-PEO NEO Average Compensation Actually Paid Amount	[2]		$ 477,812		2,116,313	1,339,269	2,598,640	1,701,174
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the Non-PEO NEOs Average Summary Compensation Table total to Average Compensation Actually Paid for the periods indicated:

Fiscal Year	Average Salary	Average Bonus and Non-Equity Incentive Compensation	Average Equity Compensation	Average All Other Compensation	Average Summary Compensation Table Total	Deductions from Summary Compensation Table Total (1)	(Deductions) Additions to Compensation Table Total (2)	Average Compensation Actually Paid
2024	$386,648	$70,830	$650,027	$416,158	$1,523,663	$(650,027)	$(395,824)	$477,812
2023	570,096	353,867	759,407	5,909	1,689,279	(759,407)	1,186,441	2,116,313
2022	550,000	338,580	667,219	6,182	1,561,981	(667,219)	444,507	1,339,269
2021	536,539	640,700	697,157	325,749	2,200,145	(697,157)	1,095,652	2,598,640
2020	410,300	360,564	865,989	308,802	1,945,655	(865,989)	621,508	1,701,174
__________________
(1)Represents the average grant date fair value of equity-based awards granted each year.
(2)Reflects the average value of equity calculated in accordance with the SEC methodology for determining average compensation actually paid for each period presented (as set forth in Item 402(v)(2)). The equity component of average compensation actually paid for fiscal year 2024 is further detailed in the supplemental table below.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

1.	Adjusted Diluted Earnings Per Share
2.	Revenue
3.	Adjusted Operating Income

Total Shareholder Return Amount			$ 64.15		139.94	100.18	97.64	88.32
Peer Group Total Shareholder Return Amount	[3]		140.73		105.29	86.17	107.49	95.69
Net Income (Loss)			$ (122,700,000)		$ 254,400,000	$ 109,200,000	$ 222,900,000	$ (158,800,000)
Company Selected Measure Amount	[4]		1.79		2.78	2.36	2.45	(0.69)
PEO Name		Mr. Spanos							Mr. Deno
PSU Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage, Granted in 2023			0.00%		100.00%
PSU Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage, Granted in 2024			50.00%
PSU Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage, Granted in 2022					0.00%	100.00%
PSU Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage, Granted in 2020						148.00%	200.00%
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Diluted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Spanos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]		$ 3,965,019		$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	[2]		3,676,625		0	0	0	0
Deno [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]		6,339,020		6,825,003	6,251,632	7,518,278	5,576,984
PEO Actually Paid Compensation Amount	[2]		$ (2,087,085)		8,305,815	5,068,922	11,384,346	6,261,185
PEO | Spanos [Member]
Pay vs Performance Disclosure
Salary			303,846
Bonus and Non-Equity Incentive Compensation			158,846
Equity Compensation			2,500,012
Other Compensation			1,002,315
PEO | Spanos [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]		$ (2,500,012)
PEO | Spanos [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,211,618	[7]	0	0	0	0
PEO | Spanos [Member] | Addition of Fair Value of Current Year Equity Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount for Equity Value			2,211,618		0	0	0	0
PEO | Spanos [Member] | Additions (Deductions) for Change in Value of Prior Years' Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount for Equity Value	[8]		0		0	0	0	0
PEO | Spanos [Member] | Additions (Deductions) for Change in Value of Prior Years' Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount for Equity Value	[8]		$ 0		$ 0	$ 0	$ 0	$ 0
PEO | Deno [Member]
Pay vs Performance Disclosure
Salary			1,000,000		1,000,000	984,615	900,000	695,597
Bonus and Non-Equity Incentive Compensation			420,000		910,500	897,969	2,011,500	1,271,700
Equity Compensation			4,900,017		4,900,025	4,350,033	4,600,046	3,600,036
Other Compensation			19,003		14,478	19,015	6,732	9,651
PEO | Deno [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]		$ (4,900,017)		$ (4,900,025)	$ (4,350,033)	$ (4,600,046)	$ (3,600,036)
PEO | Deno [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]		(3,526,088)		6,380,837	3,167,323	8,466,114	4,284,237
PEO | Deno [Member] | Addition of Fair Value of Current Year Equity Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount for Equity Value			1,324,934		5,194,051	3,910,236	3,268,932	3,298,873
PEO | Deno [Member] | Additions (Deductions) for Change in Value of Prior Years' Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount for Equity Value	[8]		(4,409,586)		(329,870)	(1,252,356)	3,748,314	1,895,458
PEO | Deno [Member] | Additions (Deductions) for Change in Value of Prior Years' Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount for Equity Value	[8]		$ (441,436)		$ 1,516,656	$ 509,443	$ 1,448,868	$ (910,094)
Non-PEO NEO
Pay vs Performance Disclosure
Average Salary			386,648		570,096	550,000	536,539	410,300
Average Bonus and Non-Equity Incentive Compensation			70,830		353,867	338,580	640,700	360,564
Average Equity Compensation			650,027		759,407	667,219	697,157	865,989
Average Other Compensation			416,158		5,909	6,182	325,749	308,802
Non-PEO NEO | Adjustment Type 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]		$ (650,027)		$ (759,407)	$ (667,219)	$ (697,157)	$ (865,989)
Non-PEO NEO | Adjustment Type 2 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]		(395,824)		1,186,441	444,507	1,095,652	621,508
Non-PEO NEO | Adjustment Type 3 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			292,356		821,094	599,763	422,722	975,526
Non-PEO NEO | Adjustment Type 4 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]		(272,941)		(63,284)	(278,452)	364,276	(57,273)
Non-PEO NEO | Adjustment Type 5 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(66,203)		428,631	123,196	308,654	(296,745)
Non-PEO NEO | Adjustment Type 6 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (349,036)		$ 0	$ 0	$ 0	$ 0

[1]	The Non-PEO NEOs are comprised of: 2024 - Messrs. Healy, Berenstein, Graff, Meyer and Scarlett and Mses. Lefferts and Isaacs; 2023 - Messrs. Meyer, Scarlett and Patterson and Ms. Lefferts; 2022 - Messrs. Meyer, Scarlett and Murtha and Ms. Lefferts; 2021 - Messrs. Meyer, Scarlett, Murtha and Stutts and Ms. Lefferts; 2020 - Messrs. Meyer, Scarlett, Stutts and Herlihy and Ms. Lefferts.
[2]	The charts below detail the additions to and deductions from the Summary Compensation Table Totals to calculate the Compensation Actually Paid amounts.
[3]	The peer group is made up of the same 25 companies in our peer group used for executive compensation benchmarking as described on page 54.
[4]	Adjusted Diluted EPS was selected as the third metric to be included in the disclosure (as the Company-Selected Measure). A detailed Adjusted Diluted EPS reconciliation can be found within Appendix C. Adjusted Diluted EPS for the fiscal years 2023, 2022 and 2021 has been recast to remove the 5.1 million, 6.1 million and 10.0 million share benefit, respectively, of the convertible note hedge transactions which was previously included as a non-GAAP share adjustment.
[5]	Mr. Spanos (1st PEO) was appointed PEO effective September 3, 2024. Mr. Deno (2nd PEO) was the PEO from the beginning of 2020 through September 2, 2024.
[6]	Represents the grant date fair value of equity-based awards granted each year.
[7]	Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented (as set forth in Item 402(v)(2)). The equity component of compensation actually paid for fiscal year 2024 is further detailed in the supplemental table below.
[8]	The valuation for PSUs granted in 2023 and 2024, and vesting in 2026 and 2027, decreased from 100% at the end of 2023 to 0% and 50%, respectively, at the end of 2024. The valuation for PSUs granted in 2022 and vesting in 2025 decreased from 100% at the end of fiscal year 2022 to 0% at the end of fiscal year 2023. The valuation for PSUs granted in 2020 and vesting in 2023 decreased from 200% at the end of fiscal year 2021 to 148% at the end of fiscal year 2022.
[9]	Represents the average grant date fair value of equity-based awards granted each year.
[10]	Reflects the average value of equity calculated in accordance with the SEC methodology for determining average compensation actually paid for each period presented (as set forth in Item 402(v)(2)). The equity component of average compensation actually paid for fiscal year 2024 is further detailed in the supplemental table below.
[11]	The valuation for PSUs granted in 2023 and 2024, and vesting in 2026 and 2027, decreased from 100% at the end of 2023 to 0% and 50%, respectively, at the end of 2024. The valuation for PSUs granted in 2022 and vesting in 2025 decreased from 100% at the end of fiscal year 2022 to 0% at the end of fiscal year 2023. The valuation for PSUs granted in 2020 and vesting in 2023 decreased from 200% at the end of fiscal year 2021 to 148% at the end of fiscal year 2022.